CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Private Placement [Member] CNY (¥)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Ordinary Shares [Member] Private Placement [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Private Placement [Member] CNY (¥)	AOCI attributable to parent [Member] CNY (¥)	AOCI attributable to parent [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)
Beginning balance at Dec. 31, 2019	¥ 1,557,355			¥ 106			¥ (86,739)	¥ 1,899,059			¥ 17,829		¥ 6,921		¥ (279,821)
Beginning balance, Shares at Dec. 31, 2019 | shares				159,097,050	159,097,050
Net income (loss)	(1,392,930)														(1,392,930)
Transfer to statutory reserves													33,459		(33,459)
Issuance of ordinary shares			¥ 5,687,251			¥ 7				¥ 5,687,244
Issuance of ordinary shares, Shares | shares						10,611,072
Repurchase of ordinary shares	(282,543)						(282,543)
Repurchase of ordinary shares, Shares | shares				(754,244)	(754,244)
Share-based compensation	238,446							238,446
Option exercised and restricted stock units vested	10						229,710	(229,700)
Option exercised and restricted stock units vested, Shares | shares				807,184	807,184
Foreign currency translation adjustments	(74,562)										(74,562)
Unrealized gains on available-for-sale investments	67,231										67,231
Transfer to statements of operations of realized gains on available-for-sale investments	(70,403)										(70,403)
Ending balance at Dec. 31, 2020	5,729,855			¥ 113			(139,572)	7,595,049			(59,905)		40,380		(1,706,210)
Ending balance, Shares at Dec. 31, 2020 | shares				169,761,062	169,761,062
Net income (loss)	(3,103,465)														(3,103,465)
Share-based compensation	320,889							320,889
Option exercised and restricted stock units vested	11			¥ 1			122,714	(122,704)
Option exercised and restricted stock units vested, Shares | shares				1,576,466	1,576,466
Foreign currency translation adjustments	(57,078)						¥ 16,858				(73,936)
Unrealized gains on available-for-sale investments	48,191										48,191
Transfer to statements of operations of realized gains on available-for-sale investments	(57,461)										(57,461)
Ending balance at Dec. 31, 2021	2,880,942			¥ 114				7,793,234			(143,111)		40,380		(4,809,675)
Ending balance, Shares at Dec. 31, 2021 | shares				171,337,528	171,337,528
Net income (loss)	13,172	$ 1,910													13,172
Share-based compensation	122,654							122,654
Option exercised and restricted stock units vested	12			¥ 1				11
Option exercised and restricted stock units vested, Shares | shares				1,521,016	1,521,016
Foreign currency translation adjustments	72,703										72,703
Unrealized gains on available-for-sale investments	39,729										39,729
Transfer to statements of operations of realized gains on available-for-sale investments	(33,383)	(4,840)									(33,383)
Ending balance at Dec. 31, 2022	¥ 3,095,829	$ 448,853		¥ 115	$ 17			¥ 7,915,899	$ 1,147,697		¥ (64,062)	$ (9,288)	¥ 40,380	$ 5,855	¥ (4,796,503)	$ (695,428)
Ending balance, Shares at Dec. 31, 2022 | shares				172,858,544	172,858,544